UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549 FORM 24F-2 Annual Notice of Securities Sold Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1. Name and address of issuer:

Dreyfus Variable Investment Fund 200 Park Avenue New York, NY 10166

2.	The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ X ]

3.	Investment Company Act File Number: 811-5125 Securities Act File Number: 33-13690

4(a).	Last day of fiscal year for which this notice is filed:
December 31, 2005
4(b).	[ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note:	If the Form is being filed late, interest must be paid on the registration fee due.
4(c).	[ ] Check box if this is the last time the issuer will be filing this Form.

Appreciation Portfolio – Initial Shares (f/k/a: Capital Appreciation Portfolio) 5. Calculation of registration fee:
(I)	Aggregate sale price of securities sold during the	$25,625,633
	fiscal year pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or	$46,535,941
	repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$-0-
	repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	-$ 46,535,941
	and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$
	[subtract Item 5(iv) from Item 5(i)]:	---------------

1

(vi)	Redemption credits available for use in future	$(20,910,308)
	years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x .000107
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ -0-
	5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ -0- ==========
Appreciation Portfolio – Service Shares 5. Calculation of registration fee:
(I)	Aggregate sale price of securities sold during the		$-0-
	fiscal year pursuant to section 24(f):		---------------

(ii)	Aggregate price of securities redeemed or		$-0-
	repurchased during the fiscal year:		---------------

(iii)	Aggregate price of securities redeemed or	$-0-
	repurchased during any PRIOR fiscal year ending no		---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	-$	-0-
	and 5(iii):		--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)		$-0-
	[subtract Item 5(iv) from Item 5(i)]:		---------------

(vi)	Redemption credits available for use in future	$(0)
	years -- if Item 5(i) is less than Item 5(iv)		---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x	.000107
	Instruction C.9):		--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$	-0-
	5(vii) (enter “0” if no fee is due):		==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect

2

before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ -0- ---------------
Balanced Portfolio – Initial Shares 5. Calculation of registration fee:
(I)	Aggregate sale price of securities sold during the			$0
	fiscal year pursuant to section 24(f):		---------------

(ii)	Aggregate price of securities redeemed or		$0
	repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$ -0-
	repurchased during any PRIOR fiscal year ending no	---------------
	earlier than October 11, 1995 that were not
	previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)		-$	0
	and 5(iii):			--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)			$0
	[subtract Item 5(iv) from Item 5(i)]:		---------------

(vi)	Redemption credits available for use in future	$(	)
	years -- if Item 5(i) is less than Item 5(iv)	---------------
	[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See		x	.000107
	Instruction C.9):			--------------

(viii)	Registration fee due (multiply Item 5(v) by Item		=$	0
	5(vii) (enter “0” if no fee is due):			==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

3

=$

0

=============
Balanced Portfolio – Service Shares 5. Calculation of registration fee:
(I)	Aggregate sale price of securities sold during the			$0
	fiscal year pursuant to section 24(f):		---------------

(ii)	Aggregate price of securities redeemed or		$0
	repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$ -0-
	repurchased during any PRIOR fiscal year ending no	---------------
	earlier than October 11, 1995 that were not
	previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)		-$	0
	and 5(iii):			--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)			$0
	[subtract Item 5(iv) from Item 5(i)]:		---------------

(vi)	Redemption credits available for use in future	$(	)
	years -- if Item 5(i) is less than Item 5(iv)	---------------
	[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See		x	.000107
	Instruction C.9):			--------------

(viii)	Registration fee due (multiply Item 5(v) by Item		=$	0
	5(vii) (enter “0” if no fee is due):			==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ 0 -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0 =============
Developing Leaders Portfolio – Initial Shares 5. Calculation of registration fee:
(I)	Aggregate sale price of securities sold during the	$ 30,801,330
	fiscal year pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or	$ 55,325,739
	repurchased during the fiscal year:	---------------

4

(iii)	Aggregate price of securities redeemed or	$ 610,156,490
	repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	-$ 665,482,229
	and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$
	[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$(634,680,899)
	years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x .000107
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 0.00
	5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	0.00
=============

Developing Leaders Portfolio – Service Shares 5. Calculation of registration fee:
(I)	Aggregate sale price of securities sold during the			$0
	fiscal year pursuant to section 24(f):		---------------

(ii)	Aggregate price of securities redeemed or	$	0
	repurchased during the fiscal year:		---------------

(iii)	Aggregate price of securities redeemed or	$	-0-
	repurchased during any PRIOR fiscal year ending no		---------------
	earlier than October 11, 1995 that were not
	previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)		-$	0
	and 5(iii):			--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)			$0
	[subtract Item 5(iv) from Item 5(i)]:		---------------

(vi)	Redemption credits available for use in future	$(	)
	years -- if Item 5(i) is less than Item 5(iv)		---------------

5

	[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x	.000107
	Instruction C.9):		--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$	0
	5(vii) (enter “0” if no fee is due):		==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

$-0- =============
Disciplined Stock Portfolio – Initial Shares 5. Calculation of registration fee:
(I)	Aggregate sale price of securities sold during the	$ 115,746
	fiscal year pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or	$-0-
	repurchased during the fiscal year:	--------------

(iii)	Aggregate price of securities redeemed or	$-0-
	repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	-$ -0-
	and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 115,746
	[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$0
	years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x .000107
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 12.38
	5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect

6

before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

12.38 =============
Disciplined Stock Portfolio – Service Shares 5. Calculation of registration fee:
(I)	Aggregate sale price of securities sold during the		$0
	fiscal year pursuant to section 24(f):		---------------

(ii)	Aggregate price of securities redeemed or	$0
	repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$ -0-
	repurchased during any PRIOR fiscal year ending no	---------------
	earlier than October 11, 1995 that were not
	previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	-$	0
	and 5(iii):		--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)		$0
	[subtract Item 5(iv) from Item 5(i)]:		---------------

(vi)	Redemption credits available for use in future	$(0)
	years -- if Item 5(i) is less than Item 5(iv)	---------------
	[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x	.000107
	Instruction C.9):		--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$	0
	5(vii) (enter “0” if no fee is due):		==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$

0

7

===========
Growth and Income Portfolio – Initial Shares 5. Calculation of registration fee:
(I)	Aggregate sale price of securities sold during the	$ 513
	fiscal year pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or	$ 15,007
	repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$33,056,490
	repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	-$	33,071,497
	and 5(iii):		--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)		$-0-
	[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$(33,070,984)
	years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x	.000107
	Instruction C.9):		--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$	-0-
	5(vii) (enter “0” if no fee is due):		==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	-0-
=============

Growth and Income Portfolio – Service Shares 5. Calculation of registration fee:
(I)	Aggregate sale price of securities sold during the	$ -0-
	fiscal year pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or	$-0-
	repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$-0-
	repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable

8

to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	-$
	and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ -0-
	[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$(0)
	years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x .000107
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ -0-
	5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	-0-
=============

International Equity Portfolio – Initial Shares

5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the		$ 180,043
	fiscal year pursuant to section 24(f):		---------------

(ii)	Aggregate price of securities redeemed or		$8,449
	repurchased during the fiscal year:		---------------

(iii)	Aggregate price of securities redeemed or		$-0-
	repurchased during any PRIOR fiscal year ending no		---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)		-$ 8,449
	and 5(iii):		--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)		$ 171,594
	[subtract Item 5(iv) from Item 5(i)]:		---------------

(vi)	Redemption credits available for use in future	$	(0)
	years -- if Item 5(i) is less than Item 5(iv)		---------------
[subtract Item 5(iv) from Item 5(I)]:

9

(vii)	Multiplier for determining registration fee (See	x .000107
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 18.36
	5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	18.36
=============

International Equity Portfolio – Service Shares

5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$ -0-
	fiscal year pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or	$-0-
	repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$-0-
	repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	-$ -0-
	and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ -0-
	[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$(0)
	years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x .000107
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ -0-
	5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

10

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ -0- =============
International Value Portfolio – Initial Shares 5. Calculation of registration fee:
(I)	Aggregate sale price of securities sold during the	$ 9,487,442
	fiscal year pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or	$3,279,869
	repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$-0-
	repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	-$ 3,279,869
	and 5(iii):	-------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 6,207,573
	[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$( )
	years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x .000107
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 664.21
	5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 664.21 =============
International Value Portfolio – Service Shares 5. Calculation of registration fee:

11

(I)	Aggregate sale price of securities sold during the	$ 0
	fiscal year pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or	$ -0-
	repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$ -0-
	repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	-$	-0-
	and 5(iii):		--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)		$-0-
	[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$( -0-)
	years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x	.000107
	Instruction C.9):		--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 0
	5(vii) (enter “0” if no fee is due):		==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0
=============

Limited Term High Income Portfolio – Initial Shares
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ -0-
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ -0-
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ (29,326,055)
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

12

(iv)	Total available redemption credits [add Items 5(ii)	-$ (29,326,055)
	and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$
	[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$ (29,326,055)
	years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x .000107
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 0.00
	5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

			=$	0.00
=============
Limited Term High Income Portfolio – Service Shares
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the		$ -0-
		fiscal year pursuant to section 24(f):		---------------

	(ii)	Aggregate price of securities redeemed or	$ -0-
		repurchased during the fiscal year:		---------------

	(iii)	Aggregate price of securities redeemed or	$ -0-
		repurchased during any PRIOR fiscal year ending no		---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)		$-0-
		and 5(iii):		--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)		$-0-
		[subtract Item 5(iv) from Item 5(i)]:		---------------

	(vi)	Redemption credits available for use in future		$( )
		years -- if Item 5(i) is less than Item 5(iv)		---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x	.000107
		Instruction C.9):		--------------

13

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ -0-
	5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	-0-
-------------
Money Market Portfolio
5.	Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$202,013,345.58
fiscal year pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or	$179,980,318.83
repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$ 24,111,389
repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	-$204,091,708.83
and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$-0-
[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$(2,078,363.25)
years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x	.000107
Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$	-0-
5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

14

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ -0- =============
Quality Bond Portfolio – Initial Shares 5. Calculation of registration fee:
(I)	Aggregate sale price of securities sold during the	$11,923,094
	fiscal year pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or	$5,677,464
	repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$ 0
	repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	-$5,677,464
	and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 6,245,630
	[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$( -0- )
	years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x .000107
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 668.28
	5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	668.28
=============

Quality Bond Portfolio – Service Shares 5. Calculation of registration fee:

(I) Aggregate sale price of securities sold during the $ 0.00

15

	fiscal year pursuant to section 24(f):		---------------

(ii)	Aggregate price of securities redeemed or	$0.00
	repurchased during the fiscal year:		---------------

(iii)	Aggregate price of securities redeemed or	$-0-
	repurchased during any PRIOR fiscal year ending no		---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	-$	0.00
	and 5(iii):		--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)		$ 0.00
	[subtract Item 5(iv) from Item 5(i)]:		---------------

(vi)	Redemption credits available for use in future	$(0)
	years -- if Item 5(i) is less than Item 5(iv)		---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x	.000107
	Instruction C.9):		--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$	0.000
	5(vii) (enter “0” if no fee is due):		==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0.00 =============
Small Company Stock Portfolio`- Initial Shares 5. Calculation of registration fee:
(I)	Aggregate sale price of securities sold during the	$ 5,206,977
	fiscal year pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or	$ 5,892,294
	repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$ 4,403,086
	repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	-$ 10,295,380

16

	and 5(iii):		--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$
	[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$(5,088,403)
	years -- if Item 5(i) is less than Item 5(iv)	---------------
	[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x	.000107
	Instruction C.9):		--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$	0.00
	5(vii) (enter “0” if no fee is due):		==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	0.00
=============

Small Company Stock Portfolio`- Service Shares 5. Calculation of registration fee:
(I)	Aggregate sale price of securities sold during the	$ 0
	fiscal year pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or	$ 0
	repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$ -0-
	repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	-$ 0
	and 5(iii):		--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 0
	[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$( )
	years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x	.000107
	Instruction C.9):		--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$	0

17

5(vii) (enter “0” if no fee is due):

==============
6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0 ============
Special Value Portfolio – Initial Shares 5. Calculation of registration fee:
(I)	Aggregate sale price of securities sold during the	$ -0-
	fiscal year pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or	$-0-
	repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$17,085,161
	repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	-$17,085,161
	and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$0
	[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$(17,085,161)
	years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x .000107
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 0.00
	5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

18

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0.00 ==============
Special Value Portfolio – Service Shares 5. Calculation of registration fee:
(I)	Aggregate sale price of securities sold during the		$-0-
	fiscal year pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or	$-0-
	repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$-0-
	repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	-$	-0-
	and 5(iii):		--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)		$-0-
	[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$(0)
	years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x	.000107
	Instruction C.9):		--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$	-0-
	5(vii) (enter “0” if no fee is due):		==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	=$	-0-
		=============

TOTAL FOR ALL:	=$	1,363.23
		=============

9.	Date the registration fee and interest payment was sent to the Commission’s lockbox depository:

19

Method of Delivery:
[	X ]	Wire Transfer
[	]	Mail or other means
SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)*

Date:

____________________________________ Michael A. Rosenberg, Secretary

* Please print the name and title of the signing officer below the signature.

20